Shareholder Report, Holdings (Details) - Class R	May 31, 2025
Corcept Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.91%
N V I D I A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
Catalyst Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
Next Gen Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Stifel Financail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Carlyle Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Symbotic Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
Consumer Staplest [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	8.32%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Info Technology [Member]
Holdings [Line Items]
Percent of Total Investments	27.72%